Goodwill and Other Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill carrying value
The carrying values of goodwill assigned to the Partnership's operating segments are as follows:

	As of
	March 24, 2012	September 24, 2011
Propane	$265,313	$265,313
Fuel oil and refined fuels	4,438	4,438
Natural gas and electricity	7,900	7,900

	$277,651	$277,651

The changes in carrying value of goodwill assigned to the Partnership's operating segments are as follows:

		Fuel oil and	Natural gas
	Propane	refined fuels	and electricity	Total
Balance as of September 25, 2010
Goodwill	$264,906	$10,900	$7,900	$283,706
Accumulated adjustments	-	(6,462)	-	(6,462)
	$264,906	$4,438	$7,900	$277,244

Balance as of September 24, 2011
Goodwill	$265,313	$10,900	$7,900	$284,113
Accumulated adjustments	-	(6,462)	-	(6,462)
	$265,313	$4,438	$7,900	$277,651

Goodwill acquired during fiscal 2011	$407	$-	$-	$407

Other intangible assets
Other intangible assets consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Customer lists	$26,523	$25,761
Non-compete agreements	3,756	3,156
Tradenames	1,499	1,499
Other	1,967	1,967
	33,745	32,383
Less: accumulated amortization
Customer lists	(15,036)	(12,671)
Non-compete agreements	(760)	(107)
Tradenames	(1,162)	(1,012)
Other	(709)	(617)
	(17,667)	(14,407)
	$16,078	$17,976